Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangements
Schedule of share option plan

Grant date	Number of instruments	Vesting conditions	Contractual life of options	Type	Underlying assets
Options granted to employees
As of June 30, 2021	400	2 years’ service from grant date and the Play F&B Co., Ltd’s annual average Adjusted EBITDA (*1) equals or exceeds Korean Won 1,375,000 thousand at the date of exercise	7 years	Cash-settled	Play F&B Co., Ltd’s ordinary shares

(*1)	Adjusted EBITDA = Operating Income +Depreciation of PP&E +Amortization of Intangible Assets +Advertising & marketing expenses

Schedule of share option grant

Grant date	Number of instruments	Vesting conditions	Contractual life of options	Type	Underlying assets
Options granted to employees
As of January 3, 2025	N/A	Buyer compensates Seller for any shortfall if shares sold below initial value; adjusted for gains realized/distribute up to Dec 31, 2026	3 months following 6 month lock-up expiration	Cash-settled	KWM shares listed on Nasdaq

Schedule of cash-settled share-based payment

Share appreciation rights (cash-settled)		December 31, 2025	December 31, 2024
Fair value of option	₩	7,540	54,230
Share price		410,136	643,735
Exercise price	₩	1,100,000	1,100,000
Risk- free interest rate (based on government bonds)		2.98%	2.71%
Volatility (*)		35.50%	30.00%

(*)	Volatility has been based on an evaluation of the historical volatility of other companies’ share price, which are listed in KOSDAQ, particularly over the historical period commensurate with prior one year.

Schedule of measurement of the fair

Share appreciation rights (cash-settled)		December 31, 2025	December 31, 2024
Fair value of option	USD	2.19	-
Share price	USD	0.41	-
Exercise price	USD	2.6	-
Risk- free interest rate (based on government bonds)		3.67%	-
Volatility (*)		53.5%	-

(*)	Volatility has been based on an evaluation of the historical volatility of other companies’ share price, which are listed in NASDAQ, particularly over the historical period commensurate with prior one year.

Schedule of reconciliation of outstanding share options

	2025			2024			2023
	Number of options		Exercise price	Number of options		Exercise price	Number of options		Exercise price
	(In Korean Won and number of options)
Outstanding at January 1	400	₩	1,100,000	400	₩	1,100,000	400	₩	1,100,000
Outstanding at December 31	400		1,100,000	400		1,100,000	400		1,100,000
Exercisable at December 31	-	₩	-	-	₩	-	-	₩	-

Schedule of liabilities arising from the share option plan

		As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
		(In thousands of Korean won)
Total carrying amount of liabilities for share-based payment	₩	25,887,338	21,692	201,819
Total intrinsic value of liabilities for vested benefits		-	-	58,933